GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.2%
	Agriculture — 4.0%
52,000	Archer-Daniels-Midland Co.(a)	$2,417,480
30,500	Bunge Ltd.(a)	1,393,850
74,990	Nutrien Ltd.(a)	2,941,858

		6,753,188

	Energy and Energy Services — 10.9%
11,700	Apache Corp.	110,799
13,500	Baker Hughes Co.	179,415
52,000	BP plc, ADR(a)	907,920
29,300	Cabot Oil & Gas Corp.	508,648
27,300	Chevron Corp.(a)	1,965,600
7,400	Concho Resources Inc.(a)	326,488
16,800	ConocoPhillips	551,712
13,000	Devon Energy Corp.	122,980
6,000	Diamondback Energy Inc.	180,720
61,500	Eni SpA	482,245
18,200	EOG Resources Inc.(a)	654,108
62,000	Exxon Mobil Corp.(a)	2,128,460
26,600	Halliburton Co.(a)	320,530
5,000	Helmerich & Payne Inc.	73,250
4,700	Hess Corp.(a)	192,371
6,500	HollyFrontier Corp.	128,115
69,682	Kinder Morgan Inc.(a)	859,179
24,895	Marathon Petroleum Corp.(a)	730,419
7,100	Noble Energy Inc.	60,705
8,098	Occidental Petroleum Corp.(a)	81,061
14,500	ONEOK Inc.	376,710
15,200	Phillips 66(a)	787,968
5,100	Pioneer Natural Resources Co.(a)	438,549
150,500	Royal Dutch Shell plc, Cl. A	1,871,880
51,970	Schlumberger NV(a)	808,653
21,000	Suncor Energy Inc.(a)	256,830
20,000	Sunoco LP	487,800
42,200	The Williams Companies Inc.(a)	829,230
41,500	TOTAL SE, ADR(a)	1,423,450
16,300	Valero Energy Corp.(a)	706,116

		18,551,911

	Food and Beverage — 2.4%
83,594	Mowi ASA	1,486,365
15,000	Pilgrim’s Pride Corp.†	224,475
39,000	Tyson Foods Inc., Cl. A(a)	2,319,720

		4,030,560

	Health Care — 7.6%
12,900	IDEXX Laboratories Inc.†(a)	5,071,119
47,600	Zoetis Inc.(a)	7,871,612

		12,942,731

	Machinery — 6.8%
22,500	AGCO Corp.	1,671,075
192,000	CNH Industrial NV†(a)	1,501,440
31,300	Deere & Co.(a)	6,937,019

Shares		Market Value
80,000	Kubota Corp.	$1,424,169

		11,533,703

	Metals and Mining — 49.8%
78,000	Agnico Eagle Mines Ltd.(a)	6,209,580
468,916	Alamos Gold Inc., Cl. A(a)	4,131,150
30,000	AngloGold Ashanti Ltd., ADR	791,400
147,000	B2Gold Corp.	958,440
242,694	Barrick Gold Corp.(a)	6,822,128
475,000	Belo Sun Mining Corp.†	363,862
29,000	BHP Group Ltd., ADR(a)	1,499,590
875,000	Centamin plc	2,286,349
99,000	Centerra Gold Inc.	1,151,673
75,000	Dundee Precious Metals Inc.	537,344
71,600	Eldorado Gold Corp.†	755,380
101,495	Endeavour Mining Corp.†	2,526,799
145,000	Equinox Gold Corp.†	1,697,950
451,000	Evolution Mining Ltd.	1,857,416
100,000	Fortuna Silver Mines Inc.†	636,000
38,900	Franco-Nevada Corp.(a)	5,429,662
124,274	Fresnillo plc	1,919,482
748,733	Gold Road Resources Ltd.†	780,288
332,724	Harmony Gold Mining Co. Ltd., ADR†	1,753,455
481,500	Hochschild Mining plc†	1,359,418
83,500	Kinross Gold Corp.†	736,470
143,526	Kirkland Lake Gold Ltd.(a)	6,994,022
10,000	Labrador Iron Ore Royalty Corp.	192,933
45,500	MAG Silver Corp.†	739,830
125,952	Newcrest Mining Ltd.	2,818,259
106,156	Newmont Corp.(a)	6,735,598
67,085	Northern Dynasty Minerals Ltd.†	65,770
309,357	Northern Star Resources Ltd.	3,022,311
179,975	OceanaGold Corp.†	277,082
76,700	Osisko Gold Royalties Ltd.	907,232
29,100	Pan American Silver Corp.	935,565
600,000	Perseus Mining Ltd.†	586,609
141,500	Pretium Resources Inc.†	1,816,860
67,000	Rio Tinto plc, ADR(a)	4,046,130
10,900	Royal Gold Inc.	1,309,853
403,000	Saracen Mineral Holdings Ltd.†	1,492,315
102,000	SSR Mining Inc.†	1,904,340
66,000	Teranga Gold Corp.†	695,911
42,500	Torex Gold Resources Inc.†	601,010
10	Westgold Resources Ltd.†	17
98,250	Wheaton Precious Metals Corp.(a)	4,821,128
80,000	Yamana Gold Inc.	454,400

		84,621,011

	Specialty Chemicals — 2.7%
26,000	CF Industries Holdings Inc.(a)	798,460
20,000	FMC Corp.(a)	2,118,200

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
89,500	The Mosaic Co.(a)	$1,635,165

		4,551,825

	TOTAL COMMON STOCKS	142,984,929

	EXCHANGE TRADED FUNDS — 0.4%
21,100	Energy Select Sector SPDR ETF	631,945

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
90,000	Pan American Silver Corp., CVR†	70,191

	WARRANTS — 0.0%
	Energy and Energy Services — 0.0%
1,012	Occidental Petroleum Corp., expire 08/03/27†	3,036

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
$200,000	Fortuna Silver Mines Inc.4.650%, 10/31/24	288,100
350,000	Osisko Gold Royalties Ltd.4.000%, 12/31/22	278,951
350,000	Pretium Resources Inc.2.250%, 03/15/22	379,855

		946,906

	TOTAL CONVERTIBLE CORPORATE BONDS	946,906

	CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
500,000	IAMGOLD Corp., 5.750%, 10/15/28,(b)	486,875

	U.S. GOVERNMENT OBLIGATIONS — 14.5%
24,657,000	U.S. Treasury Bills,
	0.080% to 0.150%††,
	10/15/20 to 03/25/21(c)	24,651,803

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 100.0%
	(Cost $187,859,378)	$169,775,685

Shares		Market Value
	SECURITIES SOLD SHORT — (3.5)%
	Energy and Energy Services — (0.1)%
8,000	Cabot Oil & Gas Corp.	$138,880
5,000	Sunoco LP	121,950

		260,830

	Exchange Traded Funds — (0.4)%
21,100	Energy Select Sector SPDR ETF	631,945

Shares		Market Value
	Machinery — (1.8)%
10,000	AGCO Corp.	$742,700
49,000	CNH Industrial NV	383,180
8,500	Deere & Co.	1,883,855

		3,009,735

	Metals and Mining — (0.8)%
69,000	Harmony Gold Mining Co. Ltd., ADR	363,630
29,000	Pretium Resources Inc.	372,360
5,400	Royal Gold Inc.	648,918

		1,384,908

	Specialty Chemicals — (0.4)%
40,000	The Mosaic Co.	730,800

	TOTAL SECURITIES SOLD SHORT(d)
	(Proceeds received $5,387,687)	$6,018,218

(a)	Securities, or a portion thereof, with a value of $64,547,810 were deposited with the broker as collateral for options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At September 30, 2020, $13,140,000 of the principal amount was pledged as collateral for options written.
(d)	At September 30, 2020, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	78.7%	$133,661,296
Europe.	8.3	14,005,779
Asia/Pacific	7.3	12,333,886
Latin America	3.4	5,805,699
South Africa	1.5	2,544,856
Japan	0.8	1,424,169

Total Investments — Long Positions	100.0%	$169,775,685

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Geographic Diversification	% of Total Investments*	Market Value
Short Positions
North America	(11.0)%	$(18,714,675)
Europe.	(0.2)	(407,681)
South Africa	(0.2)	(363,630)
Japan	(0.2)	(287,769)
Asia/Pacific	(0.1)	(149,884)

Total Investments — Short Positions	(11.7)%	$(19,923,639)

*	Total investments exclude options written and securities sold short.

As of September 30, 2020, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (4.4)%
AGCO Corp.	Pershing LLC	50	USD	371,350	USD	65.00	12/18/20	$58,052
Agnico Eagle Mines Ltd.	Pershing LLC	162	USD	1,289,682	USD	70.00	10/16/20	164,874
Agnico Eagle Mines Ltd.	Pershing LLC	215	USD	1,711,615	USD	70.00	01/15/21	288,420
Agnico Eagle Mines Ltd.	Pershing LLC	80	USD	636,880	USD	85.00	02/19/21	54,956
Alamos Gold Inc., Cl. A	Pershing LLC	1,600	USD	1,409,600	USD	10.00	12/18/20	79,749
Alamos Gold Inc., Cl. A	Pershing LLC	1,500	USD	1,321,500	USD	12.50	02/19/21	53,566
Apache Corp.	Pershing LLC	60	USD	56,820	USD	27.50	10/16/20	0
Apache Corp.	Pershing LLC	39	USD	36,933	USD	12.50	01/15/21	2,882
Archer-Daniels-Midland Co.	Pershing LLC	270	USD	1,255,230	USD	40.00	10/16/20	172,014
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	1,162,250	USD	42.00	12/18/20	127,587
B2Gold Corp.	Pershing LLC	400	USD	260,800	USD	5.50	04/16/21	62,800
B2Gold Corp.	Pershing LLC	835	USD	544,420	USD	7.00	04/16/21	79,214
Baker Hughes Co.	Pershing LLC	65	USD	86,385	USD	15.00	12/18/20	3,749
Baker Hughes Co.	Pershing LLC	70	USD	93,030	USD	20.00	01/15/21	1,000
Barrick Gold Corp.	Pershing LLC	504	USD	1,416,744	USD	22.00	10/16/20	305,684
Barrick Gold Corp.	Pershing LLC	560	USD	1,574,160	USD	24.00	11/20/20	253,063
Barrick Gold Corp.	Pershing LLC	550	USD	1,546,050	USD	26.00	12/18/20	183,468
Barrick Gold Corp.	Pershing LLC	550	USD	1,546,050	USD	28.00	12/18/20	126,306
Barrick Gold Corp.	Pershing LLC	125	USD	351,375	USD	33.00	03/19/21	19,429
BHP Group Ltd., ADR	Pershing LLC	90	USD	465,390	USD	45.00	11/20/20	65,367
BHP Group Ltd., ADR	Pershing LLC	100	USD	517,100	USD	45.00	12/18/20	77,832
BHP Group Ltd., ADR	Pershing LLC	100	USD	517,100	USD	45.00	01/15/21	82,134
BP plc, ADR	Pershing LLC	140	USD	244,440	USD	28.00	10/16/20	1
BP plc, ADR	Pershing LLC	140	USD	244,440	USD	27.00	11/20/20	511

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
BP plc, ADR	Pershing LLC	100	USD	174,600	USD	26.50	12/18/20	$606
BP plc, ADR	Pershing LLC	140	USD	244,440	USD	30.00	12/18/20	571
BP plc, ADR	Pershing LLC	170	USD	296,820	USD	20.00	01/15/21	8,834
Bunge Ltd.	Pershing LLC	150	USD	685,500	USD	45.00	10/16/20	24,319
Bunge Ltd.	Pershing LLC	150	USD	685,500	USD	47.50	12/18/20	34,564
Cabot Oil & Gas Corp.	Pershing LLC	80	USD	138,880	USD	21.00	10/16/20	329
Cabot Oil & Gas Corp.	Pershing LLC	80	USD	138,880	USD	20.00	04/16/21	8,876
CF Industries Holdings Inc.	Pershing LLC	100	USD	307,100	USD	35.00	11/20/20	4,643
CF Industries Holdings Inc.	Pershing LLC	130	USD	399,230	USD	30.00	12/18/20	33,493
Chevron Corp.	Pershing LLC	80	USD	576,000	USD	75.00	10/16/20	7,432
Chevron Corp.	Pershing LLC	40	USD	288,000	USD	92.50	01/15/21	2,287
Chevron Corp.	Pershing LLC	73	USD	525,600	USD	93.00	03/19/21	6,556
CNH Industrial NV	Pershing LLC	490	USD	383,180	USD	8.50	12/18/20	18,945
CNH Industrial NV	Pershing LLC	450	USD	351,900	USD	9.75	01/15/21	9,756
Concho Resources Inc.	Pershing LLC	20	USD	88,240	USD	65.00	11/20/20	201
Concho Resources Inc.	Pershing LLC	20	USD	88,240	USD	65.00	01/15/21	934
ConocoPhillips	Pershing LLC	45	USD	147,780	USD	35.00	10/16/20	1,350
ConocoPhillips	Pershing LLC	50	USD	164,200	USD	37.50	11/20/20	3,647
ConocoPhillips	Pershing LLC	18	USD	59,112	USD	48.00	12/18/20	434
Deere & Co.	Pershing LLC	85	USD	1,883,855	USD	150.00	12/18/20	617,530
Deere & Co.	Pershing LLC	70	USD	1,551,410	USD	220.00	03/19/21	152,384
Devon Energy Corp.	Pershing LLC	60	USD	56,760	USD	14.74	12/18/20	743
Diamondback Energy Inc.	Pershing LLC	20	USD	60,240	USD	40.00	12/18/20	1,925
Diamondback Energy Inc.	Pershing LLC	20	USD	60,240	USD	70.00	01/15/21	324
Endeavour Mining Corp.	Pershing LLC	660	CAD	2,187,900	CAD	4.00	12/18/20	44,279
Eni SpA	Morgan Stanley	40	EUR	133,760	EUR	9.00	10/16/20	10
Eni SpA	Morgan Stanley	40	EUR	133,760	EUR	9.00	12/18/20	470
Eni SpA	Morgan Stanley	40	EUR	133,760	EUR	7.80	03/19/21	5,360
EOG Resources Inc.	Pershing LLC	50	USD	179,700	USD	45.00	10/16/20	223
EOG Resources Inc.	Pershing LLC	60	USD	215,640	USD	60.00	11/20/20	231
EOG Resources Inc.	Pershing LLC	55	USD	197,670	USD	57.50	12/18/20	912
EOG Resources Inc.	Pershing LLC	67	USD	240,798	USD	45.00	01/15/21	7,137
Equinox Gold Corp.	Pershing LLC	485	USD	567,935	USD	12.00	12/18/20	55,892
Exxon Mobil Corp.	Pershing LLC	202	USD	693,466	USD	50.00	10/16/20	44
Exxon Mobil Corp.	Pershing LLC	100	USD	343,300	USD	48.00	11/20/20	480
Exxon Mobil Corp.	Pershing LLC	107	USD	367,331	USD	55.00	12/18/20	676
Exxon Mobil Corp.	Pershing LLC	196	USD	672,868	USD	45.00	02/19/21	7,139
Exxon Mobil Corp.	Pershing LLC	15	USD	51,495	USD	45.00	05/21/21	850
FMC Corp.	Pershing LLC	100	USD	1,059,100	USD	92.50	10/16/20	133,731
FMC Corp.	Pershing LLC	100	USD	1,059,100	USD	95.00	12/18/20	138,193
Franco-Nevada Corp.	Pershing LLC	180	USD	2,512,440	USD	145.00	12/18/20	140,389

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Halliburton Co.	Pershing LLC	75	USD	90,375	USD	10.00	10/16/20	$15,519
Halliburton Co.	Pershing LLC	101	USD	121,705	USD	12.00	12/18/20	14,639
Halliburton Co.	Pershing LLC	90	USD	108,450	USD	15.00	01/15/21	5,872
Helmerich & Payne Inc.	Pershing LLC	23	USD	33,695	USD	35.00	12/18/20	22
Hess Corp.	Pershing LLC	23	USD	94,139	USD	65.00	12/18/20	165
Hess Corp.	Pershing LLC	24	USD	98,232	USD	60.00	01/15/21	806
HollyFrontier Corp.	Pershing LLC	22	USD	43,362	USD	35.00	11/20/20	3
HollyFrontier Corp.	Pershing LLC	22	USD	43,362	USD	40.00	12/18/20	1
IDEXX Laboratories Inc.	Pershing LLC	45	USD	1,768,995	USD	280.00	12/18/20	513,483
Kinder Morgan Inc.	Pershing LLC	190	USD	234,270	USD	17.00	11/20/20	94
Kinder Morgan Inc.	Pershing LLC	235	USD	289,755	USD	19.00	12/18/20	144
Kinder Morgan Inc.	Pershing LLC	180	USD	221,940	USD	17.00	01/15/21	558
Kirkland Lake Gold Ltd.	Pershing LLC	432	USD	2,105,136	USD	45.00	11/20/20	259,937
Kirkland Lake Gold Ltd.	Pershing LLC	61	USD	297,253	USD	60.00	01/15/21	12,918
Kirkland Lake Gold Ltd.	Pershing LLC	247	USD	1,203,631	USD	47.00	03/19/21	190,522
Kirkland Lake Gold Ltd.	Pershing LLC	186	USD	906,378	USD	65.00	03/19/21	45,697
Kubota Corp.	The Goldman Sachs Group Inc.	800	JPY	150,200,000	JPY	1,525.00	12/18/20	287,769
Marathon Oil Corp.	Pershing LLC	132	USD	53,988	USD	8.00	12/18/20	887
Marathon Petroleum Corp.	Pershing LLC	62	USD	181,908	USD	42.50	11/20/20	724
Marathon Petroleum Corp.	Pershing LLC	67	USD	196,578	USD	40.00	12/18/20	3,120
Marathon Petroleum Corp.	Pershing LLC	60	USD	176,040	USD	52.50	01/15/21	550
Mowi ASA	Morgan Stanley	25,000	NOK	4,146,250	NOK	190.00	11/20/20	1,455
Mowi ASA	Morgan Stanley	50,000	NOK	8,292,500	NOK	200.00	12/18/20	2,513
Newcrest Mining Ltd.	Morgan Stanley	600	AUD	1,874,400	AUD	34.00	10/15/20	4,678
Newcrest Mining Ltd.	Morgan Stanley	360	AUD	1,124,640	AUD	35.00	12/17/20	20,776
Newmont Corp.	Pershing LLC	225	USD	1,427,625	USD	50.00	10/16/20	300,764
Newmont Corp.	Pershing LLC	225	USD	1,427,625	USD	65.00	11/20/20	70,531
Newmont Corp.	Pershing LLC	150	USD	951,750	USD	75.00	01/15/21	25,950
Newmont Corp.	Pershing LLC	150	USD	951,750	USD	80.00	01/15/21	16,153
Noble Energy Inc.	Pershing LLC	30	USD	25,650	USD	12.00	01/15/21	401
Northern Star Resources Ltd.	Morgan Stanley	906	AUD	1,235,784	AUD	14.89	02/18/21	124,430
Nutrien Ltd.	Pershing LLC	250	USD	980,750	USD	37.00	10/16/20	64,738
Nutrien Ltd.	Pershing LLC	250	USD	980,750	USD	35.00	11/20/20	123,308
Nutrien Ltd.	Pershing LLC	250	USD	980,750	USD	40.00	12/18/20	55,758
ONEOK Inc.	Pershing LLC	40	USD	103,920	USD	27.50	10/16/20	2,027
ONEOK Inc.	Pershing LLC	65	USD	168,870	USD	40.00	11/20/20	316
ONEOK Inc.	Pershing LLC	40	USD	103,920	USD	40.00	12/18/20	565
Pan American Silver Corp.	Pershing LLC	146	USD	469,390	USD	28.00	03/19/21	106,124

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Phillips 66	Pershing LLC	42	USD	217,728	USD	70.00	11/20/20	$670
Phillips 66	Pershing LLC	35	USD	181,440	USD	85.00	12/18/20	166
Phillips 66	Pershing LLC	35	USD	181,440	USD	70.00	01/15/21	2,410
Phillips 66	Pershing LLC	10	USD	51,840	USD	72.50	01/15/21	515
Phillips 66	Pershing LLC	30	USD	155,520	USD	72.50	02/19/21	2,065
Pilgrim’s Pride Corp.	Pershing LLC	50	USD	74,825	USD	22.00	11/20/20	194
Pioneer Natural Resources Co.	Pershing LLC	18	USD	154,782	USD	120.00	01/15/21	2,535
Pioneer Natural Resources Co.	Pershing LLC	18	USD	154,782	USD	117.50	03/19/21	5,133
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,026,630	USD	50.00	10/16/20	175,067
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,026,630	USD	50.00	12/18/20	189,667
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,026,630	USD	58.00	01/15/21	95,559
Rio Tinto plc, ADR	Pershing LLC	160	USD	966,240	USD	60.00	03/19/21	76,099
Royal Dutch Shell plc, Cl. A	Morgan Stanley	30	GBP	289,170	GBp	1,500.00	12/18/20	538
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	10	GBP	96,390	GBp	1,600.00	12/18/20	115
Royal Dutch Shell plc, Cl. A	Morgan Stanley	40	GBP	385,560	GBp	1,600.00	01/15/21	723
Royal Dutch Shell plc, Cl. A	Morgan Stanley	50	GBP	481,950	GBp	1,200.00	03/19/21	13,317
Royal Gold Inc.	Pershing LLC	55	USD	660,935	USD	115.00	12/18/20	66,263
Schlumberger NV	Pershing LLC	100	USD	155,600	USD	20.00	10/16/20	263
Schlumberger NV	Pershing LLC	130	USD	202,280	USD	30.00	11/20/20	50
Schlumberger NV	Pershing LLC	90	USD	140,040	USD	18.00	12/18/20	6,325
Schlumberger NV	Pershing LLC	200	USD	311,200	USD	20.00	01/15/21	10,078
SSR Mining Inc.	Pershing LLC	340	USD	634,780	USD	23.00	10/16/20	2,720
Suncor Energy Inc.	Pershing LLC	75	USD	91,725	USD	25.00	12/18/20	121
Suncor Energy Inc.	Pershing LLC	75	USD	91,725	USD	16.50	01/15/21	2,128
Sunoco LP	Pershing LLC	50	USD	121,950	USD	30.00	10/16/20	17
Sunoco LP	Pershing LLC	50	USD	121,950	USD	27.00	01/15/21	3,288
Sunoco LP	Pershing LLC	50	USD	121,950	USD	27.00	03/19/21	4,200
The Mosaic Co.	Pershing LLC	185	USD	337,995	USD	17.00	12/18/20	46,858
The Mosaic Co.	Pershing LLC	140	USD	255,780	USD	20.00	01/15/21	19,927
The Mosaic Co.	Pershing LLC	170	USD	310,590	USD	22.00	03/19/21	22,912
The Williams Companies Inc.	Pershing LLC	175	USD	343,875	USD	24.00	10/16/20	236
The Williams Companies Inc.	Pershing LLC	110	USD	216,150	USD	19.00	11/20/20	17,181
The Williams Companies Inc.	Pershing LLC	27	USD	53,055	USD	22.00	12/18/20	1,045

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	National Amount		Exercise Price		Expiration Date	Market Value
The Williams Companies Inc.	Pershing LLC	110	USD	216,150	USD	23.00	02/19/21	$5,290
TOTAL SE, ADR	Pershing LLC	125	USD	428,750	USD	35.00	10/16/20	8,261
TOTAL SE, ADR	Pershing LLC	75	USD	257,250	USD	37.50	11/20/20	4,707
TOTAL SE, ADR	Pershing LLC	50	USD	171,500	USD	40.00	11/20/20	989
TOTAL SE, ADR	Pershing LLC	125	USD	428,750	USD	45.00	12/18/20	313
Tyson Foods Inc., Cl. A	Pershing LLC	120	USD	713,760	USD	70.00	10/16/20	461
Tyson Foods Inc., Cl. A	Pershing LLC	120	USD	713,760	USD	70.00	12/18/20	8,348
Valero Energy Corp.	Pershing LLC	40	USD	173,280	USD	55.00	10/16/20	37
Valero Energy Corp.	Pershing LLC	40	USD	173,280	USD	70.00	11/20/20	206
Valero Energy Corp.	Pershing LLC	40	USD	173,280	USD	85.00	12/18/20	90
Valero Energy Corp.	Pershing LLC	40	USD	173,280	USD	60.00	01/15/21	2,169
Wheaton Precious Metals Corp.	Pershing LLC	649	USD	3,184,643	USD	45.00	10/16/20	293,662
Zoetis Inc.	Pershing LLC	116	USD	1,918,292	USD	143.00	12/18/20	278,793

TOTAL OTC CALL OPTIONS WRITTEN								$7,384,985

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	452	USD	1,353,740	USD	32.50	01/15/21	$200,660

TOTAL OTC PUT OPTIONS WRITTEN								$200,660

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (3.4)%
AGCO Corp.	75	USD	557,025	USD	55.00	11/20/20	$154,875
Agnico Eagle Mines Ltd.	252	USD	2,006,172	USD	70.00	11/20/20	277,200
Alamos Gold Inc., Cl. A	580	USD	510,980	USD	10.00	01/15/21	37,700
AngloGold Ashanti Ltd., ADR	300	USD	791,400	USD	28.00	01/15/21	76,500
B2Gold Corp.	335	USD	218,420	USD	5.00	01/15/21	58,625
Centerra Gold Inc.	250	CAD	387,250	CAD	15.00	10/16/20	17,836
Centerra Gold Inc.	250	CAD	387,250	CAD	16.00	12/18/20	136,120
Chevron Corp.	80	USD	576,000	USD	97.50	12/18/20	1,800
CNH Industrial NV	490	USD	383,180	USD	7.50	11/20/20	33,075
Concho Resources Inc.	20	USD	88,240	USD	75.00	12/18/20	400
Deere & Co.	73	USD	1,617,899	USD	150.00	01/15/21	536,733
Devon Energy Corp.	63	USD	59,598	USD	14.74	01/15/21	1,260
Dundee Precious Metals Inc.	750	CAD	715,500	CAD	11.00	01/15/21	23,938
Eldorado Gold Corp.	265	USD	279,575	USD	11.00	10/16/20	10,600
Eldorado Gold Corp.	265	USD	279,575	USD	11.00	01/15/21	34,450
Endeavour Mining Corp.	220	CAD	729,300	CAD	30.00	10/16/20	59,067
Endeavour Mining Corp.	90	CAD	298,350	CAD	28.50	11/20/20	39,033
Endeavour Mining Corp.	90	CAD	298,350	CAD	28.00	12/18/20	44,103

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Endeavour Mining Corp.	280	CAD	928,200	CAD	34.00	01/15/21	$69,919
Energy Select Sector SPDR ETF	85	USD	254,575	USD	40.00	12/18/20	1,700
Energy Select Sector SPDR ETF	450	USD	1,347,750	USD	39.00	03/19/21	28,800
Equinox Gold Corp.	480	USD	562,080	USD	12.50	11/20/20	33,600
Franco-Nevada Corp.	77	USD	1,074,766	USD	120.00	10/16/20	155,540
Franco-Nevada Corp.	132	USD	1,842,456	USD	150.00	11/20/20	64,680
Harmony Gold Mining Co. Ltd., ADR	1,845	USD	972,315	USD	4.00	01/15/21	304,425
IDEXX Laboratories Inc.	45	USD	1,768,995	USD	250.00	11/20/20	646,425
IDEXX Laboratories Inc.	40	USD	1,572,440	USD	300.00	01/15/21	399,600
Kinross Gold Corp.	535	USD	471,870	USD	10.00	11/20/20	21,400
Kinross Gold Corp.	150	USD	132,300	USD	10.00	02/19/21	13,650
Kinross Gold Corp.	150	USD	132,300	USD	11.00	02/19/21	9,300
Kirkland Lake Gold Ltd.	434	USD	2,114,882	USD	40.00	10/16/20	394,940
MAG Silver Corp.	230	USD	373,980	USD	12.50	11/20/20	94,300
Marathon Petroleum Corp.	60	USD	176,040	USD	42.50	10/16/20	240
Newmont Corp.	225	USD	1,427,625	USD	75.00	12/18/20	29,700
Noble Energy Inc.	41	USD	35,055	USD	12.50	11/20/20	205
Occidental Petroleum Corp.	41	USD	41,041	USD	25.00	01/15/21	328
Occidental Petroleum Corp.	40	USD	40,040	USD	15.00	02/19/21	2,000
Osisko Gold Royalties Ltd.	330	CAD	519,750	CAD	15.00	01/15/21	9,913
Pan American Silver Corp.	75	USD	241,125	USD	23.00	01/15/21	75,750
Pilgrim’s Pride Corp.	75	USD	112,238	USD	20.00	03/19/21	2,625
Pioneer Natural Resources Co.	16	USD	137,584	USD	130.00	12/18/20	840
Pretium Resources Inc.	400	USD	513,600	USD	13.00	01/15/21	61,000
SSR Mining Inc.	260	USD	485,420	USD	20.00	12/18/20	39,000
SSR Mining Inc.	340	USD	634,780	USD	25.00	12/18/20	17,000
Torex Gold Resources Inc.	250	CAD	470,750	CAD	18.00	12/18/20	43,652
Torex Gold Resources Inc.	175	CAD	329,525	CAD	20.00	01/15/21	21,685
VanEck Vectors Gold Miners ETF	245	USD	959,420	USD	30.00	10/16/20	220,500
VanEck Vectors Gold Miners ETF	280	USD	1,096,480	USD	44.00	12/18/20	37,520
VanEck Vectors Gold Miners ETF	540	USD	2,114,640	USD	45.00	12/18/20	60,480
VanEck Vectors Gold Miners ETF	270	USD	1,057,320	USD	43.00	01/15/21	54,270
Wheaton Precious Metals Corp.	144	USD	706,608	USD	50.00	12/18/20	56,160
Wheaton Precious Metals Corp.	190	USD	932,330	USD	65.00	01/15/21	17,005
Yamana Gold Inc.	400	USD	227,200	USD	8.00	01/15/21	6,000
Yamana Gold Inc.	400	USD	227,200	USD	9.00	04/16/21	9,200
Zoetis Inc.	180	USD	2,976,660	USD	140.00	10/16/20	447,300
Zoetis Inc.	180	USD	2,976,660	USD	125.00	01/15/21	747,900

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$5,741,867

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Put Options Written — (0.3)%
Energy Select Sector SPDR ETF	640	USD	1,916,800	USD	28.00	12/18/20	$$86,400
Energy Select Sector SPDR ETF	188	USD	563,060	USD	27.00	01/15/21	25,944
SPDR S&P Oil & Gas Exploration & Production ETF	280	USD	1,177,960	USD	43.00	10/16/20	66,640
VanEck Vectors Gold Miners ETF	1,700	USD	6,657,200	USD	28.00	11/20/20	22,100
VanEck Vectors Gold Miners ETF	1,630	USD	6,383,080	USD	25.00	12/18/20	25,265
VanEck Vectors Gold Miners ETF	1,040	USD	4,072,640	USD	34.00	01/15/21	147,160
VanEck Vectors Gold Miners ETF	1,400	USD	5,482,400	USD	32.00	03/19/21	204,400

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$577,909

TOTAL OPTIONS WRITTEN							$13,905,421